[ATFA LETTERHEAD]

May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	AEGON/Transamerica Series Fund, Inc. 1933 Act File No.: 33-507 Filer CIK No. 0000778207

Dear Sir or Madam:

        On behalf of AEGON/Transamerica Series Fund, Inc. (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we hereby certify that the form of Statement of Additional Information for the Fund dated May 1, 2003, otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N1-A Registration Statement for the Fund (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2003 via EDGAR.

Sincerely, /S/ JOHN K. CARTER John K. Carter, Esq. Senior Vice President, Secretary & General Counsel